Changes in Equity and Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Changes in Issued Capital and Treasury Shares

The tables below summarize the changes in issued capital and treasury shares during the first six months of 2018:

	Issued capital
ISSUED CAPITAL	Million shares	Million US dollar

At the end of the previous year	2 019	1 736
Changes during the period	0	0

	2 019	1 736
Of which:
Ordinary shares	1 693	0
Restricted shares	326	0

	Treasury shares		Result on the use of treasury shares
TREASURY SHARES	Million shares	Million US dollar	Million US dollar
At the end of the previous year	85.5	(8 980)	(1 452)
Changes during the period	(23.0)	2 431	(931)

	62.5	(6 549)	(2 383)

Summary of Changes in Other Comprehensive Income Reserves

The changes in the other comprehensive income reserves are as follows:

Million US dollar	Translation reserves	Hedging reserves	Post-employment benefits	Total OCI Reserves
As per 1 January 2018	(13 705)	586	(1 665)	(14 784)
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))	(3 352)	0	0	(3 352)
Cash flow hedges	0	229	0	229
Re-measurements of post-employment benefits	0	0	(4)	(4)
Total comprehensive income	(3 352)	229	(4)	(3 126)

As per 30 June 2018	(17 057)	815	(1 669)	(17 910)

Million US dollar	Translation reserves	Hedging reserves	Post-employment benefits	Total OCI Reserves
As per 1 January 2017	(14 758)	744	(1 612)	(15 626)
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))	2 919	—	—	2 919
Cash flow hedges	—	(314)	—	(314)
Re-measurements of post-employment benefits	—	—	25	25
Total comprehensive income	2 919	(314)	25	2 630

As per 30 June 2017	(11 839)	430	(1 587)	(12 996)

Summary of Basic and Diluted Earnings Per Share

EARNINGS PER SHARE

The calculation of basic earnings per share for the six-month period ended 30 June 2018 is based on the profit attributable to equity holders of AB InBev of 2 955m US dollar (30 June 2017: 2 908m US dollar) and a weighted average number of ordinary and restricted shares outstanding (including deferred share instruments and stock lending) per end of the period, calculated as follows:

Million shares	2018	2017
Issued ordinary shares at 1 January, net of treasury shares	1 934	1 934
Effect of stock lending	18	14
Effect of undelivered shares under the deferred share instrument	18	23
Effect of delivery of treasury shares	5	—

Weighted average number of ordinary and restricted shares at 30 June	1 975	1 970

The calculation of diluted earnings per share for the six-month period ended 30 June 2018 is based on the profit attributable to equity holders of AB InBev of 2 955m US dollar (30 June 2017: 2 908m US dollar) and a weighted average number of ordinary and restricted shares (diluted) outstanding (including deferred share instruments and stock lending) per end of the period, calculated as follows:

Million shares	2018	2017
Weighted average number of ordinary and restricted shares at 30 June	1 975	1 970
Effect of share options, warrants and restricted stock units	37	39

Weighted average number of ordinary and restricted shares (diluted) at 30 June	2 012	2 009

The calculation of earnings per share before exceptional items and discontinued operations for the six-month period ended 30 June 2018 is based on the profit from continuing operations attributable to equity holders of AB InBev. A reconciliation of profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev to profit attributable to equity holders of AB InBev is calculated as follows:

For the six-month period ended 30 June Million US dollar	2018	2017
Profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev	3 605	3 331
Exceptional items, before taxes (refer to Note 7)	(196)	(287)
Exceptional finance income/(cost), before taxes (refer to Note 8)	(494)	(211)
Exceptional taxes (refer to Note 7)	45	37
Exceptional non-controlling interest (refer to Note 7)	(3)	9
Profit from discontinued operations	0	28

Profit attributable to equity holders of AB InBev	2 955	2 908

Summary of Calculation of EPS

The table below sets out the EPS calculation:

For the six-month period ended 30 June Million US dollar	2018	2017
Profit attributable to equity holders of AB InBev	2 955	2 908
Weighted average number of ordinary and restricted shares	1 975	1 970
Basic EPS from continuing and discontinued operations	1.50	1.48

Profit from continuing operations attributable to equity holders of AB InBev	2 955	2 880
Weighted average number of ordinary and restricted shares	1 975	1 970
Basic EPS from continuing operations	1.50	1.46

Profit from continuing operations before exceptional items, attributable to equity holders of AB InBev	3 605	3 331
Weighted average number of ordinary and restricted shares	1 975	1 970
EPS from continuing operations before exceptional items	1.83	1.69

Profit attributable to equity holders of AB InBev	2 955	2 908
Weighted average number of ordinary and restricted shares (diluted)	2 012	2 009
Diluted EPS from continuing and discontinued operations	1.47	1.45

Profit from continuing operations attributable to equity holders of AB InBev	2 955	2 880
Weighted average number of ordinary and restricted shares (diluted)	2 012	2 009
Diluted EPS from continuing operations	1.47	1.43

Profit from continuing operations before exceptional items, attributable to equity holders of AB InBev	3 605	3 331
Weighted average number of ordinary and restricted shares (diluted)	2 012	2 009
Diluted EPS from continuing operations before exceptional items	1.79	1.66